Leases (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 25, 2023 ft²
Rent expense					$ 40,554
Payments for rent		$ 37,822		$ 74,847
Principal Executive Offices [Member]
Payments for rent	$ 1,650		$ 3,300	$ 0
Area of land | ft²						350